Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Feb. 28, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of accumulated other comprehensive loss are as follows:

	As at
	February 28, 2017	February 29, 2016	February 28, 2015
Accumulated net unrealized gains (losses) on available-for-sale investments	$(4)	$3	$3
Accumulated net unrealized losses on derivative instruments designated as cash flow hedges, net of tax	—	(1)	(26)
Foreign currency cumulative translation adjustment	(13)	(10)	—
Accumulated other comprehensive loss	$(17)	$(8)	$(23)

During the year ended February 28, 2017, $1 million in gains (pre-tax and post-tax) associated with cash flow hedges was reclassified from AOCI into selling, marketing and administration costs.